                                    McM FUNDS
                                   PROSPECTUS


                       McM Intermediate Fixed Income Fund
                                     Class Z

                               September 14, 2000


                          as revised September 21, 2000











         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

         Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

McM Funds - Prospectus -


McM INTERMEDIATE FIXED INCOME FUND

                                Table of Contents

The Fund

Fees and Expenses of the Fund

Management of the Fund

Buying and Selling Fund Shares

Pricing of Fund Shares

Distributions and Taxes

Other Investment Strategies and Risks

Additional Information                                                Back Cover

                       McM Intermediate Fixed Income Fund

          Type of Fund: An Intermediate Term Investment Grade Bond Fund

          -----------------------------------------------------------------

Investment Goal
     Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies
     The Fund invests in high quality, short to intermediate-term bonds, and other debt securities with average remaining maturities of up to 15 years. The average weighted portfolio maturity is generally between three and ten years.

     The Fund invests at least 65% of its assets in investment grade fixed-income securities. These securities are investment grade or issued or guaranteed by the U.S government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes the Fund may invest up to 100% of its assets in investment grade short-term fixed income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

     The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Intermediate Government/Corporate Index. The adviser may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

     After target duration is selected, the advisor constructs a diversified portfolio of fixed-income securities with the following attributes:
         o call protection
         o high quality
         o undervalued
         o higher yield than the market

     The Fund principally invests in:
         o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
         o corporate, bank and commercial obligations
         o mortgage-backed securities, including collateralized mortgage obligations
         o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks
     By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
         o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, will exhibit similar responses to interest rate changes.
         o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity.
         o call risk - the risk that a debt security might be redeemed prior to maturity and thus the Fund will not receive the full benefit of the investment as it originally intended.
         o prepayment risk - the risk that the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability
     The Fund may be appropriate for investors who want higher returns than a money market fund and less market fluctuation than the McM Fixed Income Fund. The Fund attempts to achieve higher returns by investing in short to intermediate-term securities that generally have higher yields and slightly more interest rate risk than a money market fund. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year to year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Intermediate Government/Corporate Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

      -0.43%              14.95%            4.13%              7.91%             7.81%             -0.31%
-------------------- ----------------- ----------------- ------------------ ----------------- -----------------
       1994                1995              1996              1997               1998              1999

         Year-to-Date Return                2.84% as of June 30, 2000
         Best Quarter                       5.00% in the second quarter of 1995
         Worst Quarter                      -0.98% in the second quarter of 1999

         *Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

                                Performance Table
             (Average annual total returns as of December 31, 1999)

                                                    1 Year       3 Years       5 Years        Since
                                                                                            Inception*
      =========================================== ============ ============= ============= =============
      McM Intermediate Fixed Income Fund            -0.31%        5.06%         6.78%         6.10%
      Lehman Brothers Intermediate                   0.39%        5.50%         7.10%         6.47%
      Government/Corporate Index

* Inception date July 14, 1994.

         [Definition of Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service Inc. The Fund may invest in unrated debt securities only if the advisor believes they are comparable to investment grade rated securities.]

         [Definition of Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.]

         [Definition of Expected Real Return: Expected real return is the difference between the current yield to maturity of fixed income investments and the expected inflation rate.]

Fees and Expenses of the Fund
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McM Funds or reinvesting dividends.



Annual Fund Operating
Expenses:
(expenses that are deducted
from Fund assets)
Management Fees                                                         0.35%
Distribution (12b-1) Fees                                               0.25%
Other Expenses*                                                         0.17%
                                                                        -----
Total Annual Operating
Expenses**                                                              0.77%
                                                                        =====

* Other Expenses are based on estimated amounts for the current fiscal year. ** These are the estimated gross fees and expenses that the Fund would have incurred for the fiscal year ended June 30, 2000, if the class had been operational and the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time on 60 days' notice.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
     o you invest $10,000 in the Fund for the time periods indicated;
     o you redeem all of your shares at the end of each time period;
     o your investment has a 5% return each year;
     o all distributions are reinvested; and
     o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:

                                                            1 year       3 years      5 years      10 years
--------------------------------------------------------- ------------ ------------ ------------ --------------
                                                              $79         $246         $428          $954


Management of the Fund
The advisor for the Fund is:

                                    McMorgan & Company
                                    One Bush Street, Suite 800
                                    San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2000, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $690 million.

Portfolio Management
--------------------
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
---------------
The Fund pays the advisor an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.33% of the Fund's average daily net assets in advisory fees to McMorgan & Company.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the Advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued on 60 days' notice. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Buying and Selling Fund Shares
Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.


The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their Plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

Additional Information on Buying and Selling Fund Shares General Policies The Fund reserves the right to:
     o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.
     o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).
     o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.
     o change the minimum investment amounts.

     o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
     o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges
-------------------
Class Z shares of the Fund may be exchanged for Class Z shares of any of the other series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan
-----------------
The Fund has adopted a 12b-1 plan that allows it to pay distribution and service fees for the sale and distribution of its Class Z shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Fund Shares
The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                                    Declared & Paid            Federal Tax Status
======================================================= ========================== ==========================
Dividends from Net Investment Income                    monthly                    ordinary income

Short-term Capital Gains                                annually                   ordinary income

Long-term Capital Gains                                 annually                   capital gain

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Participants in qualified retirement plans will be advised by the Plan as to the tax consequences of their holding of, and transactions in fund shares.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-831-1994.

Other Potential Risks
---------------------
The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information
For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                                    McM Funds
                                    One Bush Street, Suite 800
                                    San Francisco, CA 94104
                                    Telephone: 800-831-1994
                                    Internet address: www.mcmfunds.com

These reports and other information about the McM Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov . You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicoinfor@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information about the operation of the SEC's Public Reference Section, please call 1-202-942-8090.


The McM Funds' SEC File No. is  811-8370

                                    McM FUNDS
                                   PROSPECTUS


                              McM Fixed Income Fund
                                     Class Z

                               September 14, 2000

                          as revised September 21, 2000




         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

         Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

McM Funds - Prospectus -


McM FIXED INCOME FUND

                                Table of Contents

The Fund
Fees and Expenses of the Fund

Management of the Fund

Buying and Selling Fund Shares

Pricing of Fund Shares

Distributions and Taxes

Other Investment Strategies and Risks

Additional Information                                                Back Cover

                              McM Fixed Income Fund

         Type of Fund: An Investment Grade Bond Fund
         -----------------------------------------------------------------

Investment Goal
     Above average total return consistent with maintaining liquidity and preserving capital.

Principal Investment Strategies
     The Fund invests in high quality, short to intermediate-term bonds, and other debt securities with average remaining maturities of up to 30 years. The average weighted portfolio maturity is generally between three and fifteen years.

     The Fund invests at least 65% of its assets in investment grade fixed-income securities. These securities are investment grade or issued or guaranteed by the U.S government, its agencies or instrumentalities. The Fund intends to be fully invested under normal circumstances, but for temporary and defensive purposes, the Fund may invest up to 100% of its assets in investment grade short-term fixed income securities (including short-term U.S. government securities and money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Fund generally invests in 100-150 securities, with special emphasis on collateralized mortgage obligations and corporate bonds to provide incremental returns.

     The advisor generally establishes a target duration for the portfolio equal to the Lehman Brothers Aggregate Bond Index. The advisor may adjust the portfolio's duration on the basis of the expected real return of the portfolio's fixed income investments. The advisor may increase duration as the expected real rate of return increases and decrease duration as the expected real rate of return decreases.

     Once a target duration is selected, the advisor constructs a diversified portfolio of fixed income securities with the following attributes:
         o call protection
         o high quality
         o undervalued
         o higher yield than the market

     The Fund principally invests in:
         o securities issued or guaranteed by the U.S. government, its agencies and instrumentalities
         o corporate, bank and commercial obligations
         o mortgage-backed securities, with an emphasis on collateralized mortgage obligations
         o asset-backed securities representing interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables

Principal Risks
     By investing in bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
         o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change. Debt securities typically decrease in value as interest rates rise and increase in value when interest rates fall. The share price of a fund such as this one, that invests most of its assets in debt securities, will exhibit similar responses to interest rate changes.
         o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity.
         o call risk - the risk that a debt security might be redeemed prior to maturity and thus the Fund will not receive the full benefit of the investment as it originally intended.
         o prepayment risk - the risk that obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.

Suitability
     The Fund may be appropriate for investors who want higher returns than a money market fund. The Fund attempts to achieve higher returns by investing in fixed income securities that generally have higher yields and slightly more interest rate risk. The Fund does not attempt to maintain a $1.00 per share value as money market funds do, and thus is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the Lehman Brothers Aggregate Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

       -0.73%             19.29%            3.04%             9.53%             8.52%            -2.18%
  ------------------ ----------------- ----------------- ----------------- ---------------- -----------------
        1994               1995              1996              1997             1998              1999


         Year-to-Date Return                 3.48% as of June 30, 1999
         Best Quarter                        6.65% in the second quarter of 1995
         Worst Quarter                       -2.14% in the first quarter of 1996

         * Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

                                Performance Table
             (Average annual total returns as of December 31, 1999)

                                                1 Year         3 Years        5 Years         Since
                                                                                           Inception*
      ====================================== ============== ============== ============== ==============
      McM Fixed Income Fund                     -2.18%          5.15%          7.40%          6.61%
      Lehman Brothers Aggregate Index           -0.82%          5.73%          7.73%          7.07%

* Inception date July 14, 1994.

         [Definition of Investment Grade: An investment grade security is one rated Baa or higher by Moody's Investor's Service, Inc., BBB or higher by Standard & Poor's Ratings Group, or BBB or higher by Fitch Investors Service, Inc. The Fund may also invest in unrated debt securities that the advisor believes are comparable to investment grade rated securities.]

         [Definition of Duration: Duration is the average time needed to recover an initial cash outlay. The duration of a bond or mutual fund portfolio may be an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.]


Fees and Expenses of the Fund
The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McM Funds or reinvesting dividends.

Annual Fund Operating
Expenses:
(expenses that are deducted
from Fund assets)
Management Fees                                                         0.35%
Distribution (12b-1) Fees                                               0.25%
Other Expenses*                                                         0.41%
                                                                        -----
Total Annual Operating
Expenses**                                                              1.01%
                                                                        =====

* Other Expenses are based on estimated amounts for the current fiscal year. ** These are the estimated gross fees and expenses that the Fund would have incurred for the fiscal year ended June 30, 2000, if the class had been operational and the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time on 60 days' notice.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
     o you invest $10,000 in the Fund for the time periods indicated;
     o you redeem all of your shares at the end of each time period;
     o your investment has a 5% return each year;
     o all distributions are reinvested; and
     o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:

                                                            1 year       3 years      5 years     10 years
--------------------------------------------------------- ------------ ------------ ------------ ------------
                                                             $103         $322         $558        $1,236


Management of the Fund
The advisor for the Fund is:

                                    McMorgan & Company
                                    One Bush Street, Suite 800
                                    San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2000, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $690 million.

Portfolio Management
--------------------
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
---------------
The Fund pays the advisor an annual advisory fee of 0.35% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.09% of the Fund's average daily net assets in advisory fees to McMorgan & Company.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the Advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued on 60 days' notice. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Buying and Selling Fund Shares
Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their Plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

Additional Information on Buying and Selling Fund Shares
General Policies
----------------
The Fund reserves the right to:
     o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.
     o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).
     o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.
     o change the minimum investment amounts.
     o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
     o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges
-------------------
Class Z shares of the Fund may be exchanged for Class Z shares of any of the other series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan
-----------------
The Fund has adopted a 12b-1 plan that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Fund Shares
The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                                    Declared & Paid            Federal Tax Status
======================================================= ========================== ==========================
Dividends from Net Investment Income                    monthly                    ordinary income

Short-term Capital Gains                                annually                   ordinary income

Long-term Capital Gains                                 annually                   capital gain


Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Participants in qualified retirement plans will be advised by the Plan as to the tax consequences of their holding of, and transactions on fund shares.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-831-1994.

Other Potential Risks
---------------------
The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information
For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

 You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                                    McM Funds
                                    One Bush Street, Suite 800
                                    San Francisco, CA 94104
                                    Telephone: 800-831-1994
                                    Internet address: www.mcmfunds.com
                                                      ----------------

These reports and other information about the McM Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov . You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicoinfor@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information about the operation of the SEC's Public Reference Section, please call 1-202-942-8090.


The McM Funds' SEC File No. is  811-8370

                                    McM FUNDS
                                   PROSPECTUS


                                McM Balanced Fund
                                     Class Z

                               September 14, 2000
                          as revised September 21, 2000















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

McM Funds - Prospectus -


McM BALANCED FUND

                                Table of Contents

The Fund

Fees and Expenses of the Fund

Management of the Fund

Buying and Selling Fund Shares

Pricing of Fund Shares

Distributions and Taxes

Other Investment Strategies and Risks

Additional Information                                             Back Cover

                                McM Balanced Fund

         Type of Fund: A Balanced Fund
         ------------------------------------------------------------------

Investment Goal
     Balance of capital appreciation, income and preservation of capital

Principal Investment Strategies
     The Fund's target asset allocation is 60% in equity securities and 40% in debt securities over the long term. The Fund invests in a diversified portfolio of equity and debt securities. The mix of securities will change based on existing and anticipated market conditions. The Fund's asset allocation is generally between 50% and 70% in common stocks and at least 25% in debt securities under normal market conditions.

     Equities
     The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have the potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor creates a portfolio using a "top-down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio characteristics with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than the market. In addition to seeking securities having an expected return greater than the market, an emphasis in selecting an individual security is its contribution to desired portfolio characteristics.

     Debt Securities
     The Fund seeks to provide shareholders with income by investing in a broad range of intermediate and long-term debt securities, including:
         o securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
         o investment grade debt securities including fixed and variable rate debt obligations, mortgage and asset-backed securities and collateralized mortgage obligations
         o preferred stock and securities convertible into common stock

     In selecting debt securities for the Fund, the advisor first establishes a targeted portfolio duration for the Fund equal to the Lehman Brothers Aggregate Bond Index. The advisor may increase duration as the expected real rate of return of the Fund increases and decrease duration as the expected rate of return of the Fund decreases. The advisor then selects a diversified portfolio of debt securities with the following attributes:
         o high quality
         o attractive yields
         o yield to maturity advantage over the market
         o high degree of protection from call risk

Principal Risks
     By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:
         o interest rate risk - the risk that securities held by the Fund will increase or decrease in value as interest rates change, causing the Fund's value to change. Debt securities typically decrease in value as interest rates rise, and when interest rates fall, a debt security will typically increase in value. A fund such as this, that may invest a significant percentage of its assets in debt securities, may exhibit similar responses to interest rate changes.

         o stock market risk - the risk that the price of a security will rise or fall due to various unpredictable market conditions. The equity portion of the Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the index). At the present time, the technology sector represents about 30% of the S&P 500 Index and the same portion of the equity investments of the Fund. Technology stock prices tend to be more volatile than those in other sectors and may increase the volatility of the equity portion of the Fund and thus, its share price.

         o credit risk - the risk that the issuer of a security may not make timely interest payments or pay the principal upon maturity
         o call risk - the risk that a debt security might be redeemed prior to maturity
         o prepayment risk - the risk the obligations underlying mortgage and asset-backed securities may be prepaid, requiring the Fund to reinvest the proceeds at lower interest rates. Rising interest rates could cause prepayments to decrease, extending the life of mortgage and asset-backed securities with lower than market interest rates.
Suitability
     The Fund may be appropriate for investors who are willing to accept the risks associated with a combination of investments in equity and fixed income securities. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund and how the Fund's total return has varied from year-to-year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmarks, the S&P 500 Index (equities) and the Lehman Brothers Aggregate Index (debt securities), two unmanaged securities indices. The figures assume reinvestment of all dividends and distributions.

      0.79%              28.71%            16.26%            23.66%            20.62%            7.05%
-------------------------------------------------------------------------------------------------------
       1994               1995              1996              1997              1998              1999

         Year-to-Date Return         1.35% as of June 30, 2000
         Best Quarter                11.93% in the fouth quarter of 1998
         Worst Quarter               -3.13% in the third quarter of 1999


         * Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


                                Performance Table
             (Average annual total returns as of December 31, 1999)

                                                  1 Year       3 Years      5 Years       Since
                                                                                       Inception*
      -------------------------------------------------------------------------------------------
      McM Balanced Fund                           7.04%        16.88%       19.02%       17.43%
      S&P 500 Index                               21.00%       27.73%       27.92%       26.44%
      Lehman Brothers Aggregate Index             -0.82%        5.73%        7.73%        7.07%

         * Inception date July 14, 1994.

Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McM Funds or reinvesting dividends.


Annual Fund Operating
Expenses:
(expenses that are deducted
from Fund assets)
Management Fees                                       0.45%
Distribution (12b-1) Fees                             0.25%
Other Expenses*                                       0.19%
                                                      -----
Total Annual Operating
Expenses**                                            0.89%
                                                      =====


* Other Expenses are based on estimated amounts for the current fiscal year. ** These are the estimated gross fees and expenses that the Fund would have incurred for the fiscal year ended June 30, 2000, if the class had been operational and the advisor had not waived any fees. The advisor currently intends to continue to waive certain fees indefinitely, but this voluntary action by the advisor may be discontinued at any time on 60 days' notice.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
         o you invest $10,000 in the Fund for the time periods indicated;
         o you redeem all of your shares at the end of each time period;
         o your investment has a 5% return each year;
         o all distributions are reinvested; and
         o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:


                      1 year       3 years      5 years     10 years
---------------------------------------------------------------------
                        $91         $284         $493        $1,096


Management of the Fund
The advisor for the Fund is:

                                    McMorgan & Company
                                    One Bush Street, Suite 800
                                    San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2000, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $690 million.

Portfolio Management
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
The Fund pays the advisor an annual advisory fee of 0.45% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.41% of the Fund's average daily net assets in advisory fees to McMorgan & Company.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the Advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued on 60 days' notice. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Buying and Selling Fund Shares
Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their Plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

Additional Information on Buying and Selling Fund Shares General Policies The Fund reserves the right to:
         o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.
         o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).
         o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.
         o change the minimum investment amounts.
         o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
         o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges
Class Z shares of the Fund may be exchanged for Class Z shares of any of the other series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan
The Fund has adopted a 12b-1 plan that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Fund Shares
The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                                    Declared & Paid            Federal Tax Status
========================================================================================================
Dividends from Net Investment Income                    monthly                    ordinary income

Short-term Capital Gains                                annually                   ordinary income

Long-term Capital Gains                                 annually                   capital gain

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Participants in qualified retirement plans will be advised by the Plan as to the tax consequences of their holding of, and transactions in fund shares.

Backup Withholding
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-831-1994.

Other Potential Risks
The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information
For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                                    McM Funds
                                    One Bush Street, Suite 800
                                    San Francisco, CA 94104
                                    Telephone: 800-831-1994
                                    Internet address: www.mcmfunds.com

These reports and other information about the McM Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov . You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicoinfor@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information about the operation of the SEC's Public Reference Section, please call 1-202-942-8090.


The McM Funds' SEC File No. is  811-8370

                                    McM FUNDS
                                   PROSPECTUS


                           McM Equity Investment Fund
                                     Class Z

                               September 14, 2000

                          as revised September 21, 2000











The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class Z shares are only offered through financial intermediaries that have selling agreements with the Distributor.

McM Funds - Prospectus -


McM EQUITY INVESTMENT FUND

                                Table of Contents

The Fund

Fees and Expenses of the Fund

Management of the Fund

Buying and Selling Fund Shares

Pricing of Fund Shares

Distributions and Taxes

Other Investment Strategies and Risks

Additional Information                                           Back Cover

                           McM Equity Investment Fund

         Type of Fund: A Diversified Stock Fund
         ------------------------------------------------------------------

Investment Goal
     Above-average total return consistent with reasonable risk.

Principal Investment Strategies
     The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have potential for long-term capital growth with an emphasis on dividend paying common stocks. The advisor selects equity securities using a "top down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio characteristics with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the advisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than the market. In addition to seeking securities having an expected return greater than the market, an emphasis in selecting an individual security is its contribution to desired portfolio characteristics.

     The Fund generally will be as fully invested as possible, but always at least 65%, in equity securities of companies with the following attributes:
         o ability to pay above-average dividends
         o sustained earnings and growth potential
         o strong management and balance sheet
         o market undervaluation in light of expected future earnings

     The Fund intends to stay fully invested under normal circumstances, but for temporary and defensive purposes may invest in short-term fixed income assets including:
         o U.S. government securities
         o money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances
         o repurchase agreements

Principal Risks
     By investing in stocks and bonds, the Fund may expose you to certain risks that could cause you to lose money. These risks include:

         o market risk - the risk that the price of a security (a stock or bond) will rise or fall due to various unpredictable market conditions. The Fund currently has, but may not always have, weightings similar to that of the S&P 500 Index (but is not necessarily invested in the same securities that are in the index). At the present time, the technology sector represents about 30% of the S&P 500 Index and the same portion of the net investments of the Fund. Technology stock prices tend to be more volatile than those in other sectors and may increase the volatility of the Fund's share price.

         o interest rate risk - the risk that securities (principally fixed income securities) held by the Fund will increase or decrease in value as interest rates change

Suitability
     The Fund may be appropriate for investors who desire long-term growth and are willing to accept the risk of occasional volatile returns similar to the returns of the S&P 500. The Fund is not suitable for investors who are looking for absolute principal stability.

Past Fund Performance
     The bar chart and performance table below illustrate some of the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions.

      1.24%              35.94%            26.80%            33.84%           27.76%            11.54%
---------------------------------------------------------------------------------------------------------
       1994               1995              1996              1997             1998              1999

         Year-to-Date Return               0.16% as of June 30, 2000
         Best Quarter                      20.25% in the fourth quarter of 1998
         Worst Quarter                     -7.78% in the third quarter of 1998

         * Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.


                                Performance Table
             (Average annual total returns as of December 31, 1999)

                                               1 Year         3 Years        5 Years         Since
                                                                                           Inception*
      -----------------------------------------------------------------------------------------------
      McM Equity Investment Fund               11.54%         24.01%         26.86%          24.60%
      S&P 500 Index                            21.00%         27.73%         27.92%          26.44%

* Inception date July 14, 1994.

Fees and Expenses of the Fund

The following table shows the fees and expenses you may pay if you buy and hold Class Z shares of the Fund. The Class Z shares of the Fund do not have any front-end loads or deferred sales load, but do have a Rule 12b-1 distribution fee. Shareholders are not charged for exchanging shares into other Class Z series of the McM Funds or reinvesting dividends.

Annual Fund Operating
Expenses:
(expenses that are deducted
from Fund assets)
Management Fees                                    0.50%
Distribution (12b-1) Fees                          0.25%
Other Expenses*                                    0.17%
Total Annual Operating
Expenses                                           0.92%
                                                   =====


* "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
         o you invest $10,000 in the Fund for the time periods indicated;
         o you redeem all of your shares at the end of each time period;
         o your investment has a 5% return each year;
         o all distributions are reinvested; and
         o operating expenses of each Fund remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. The one-year number is based on net-operating expenses; longer-term numbers are based on total fund operating expenses. Based on the above assumptions, your costs for the Fund would be:


                       1 year       3 years      5 years     10 years
-----------------------------------------------------------------------
                         $94         $293         $509        $1,131


Management of the Fund
The advisor for the Fund is:

                                    McMorgan & Company
                                    One Bush Street, Suite 800
                                    San Francisco, California 94104

The advisor is responsible for selecting, purchasing, monitoring and selling securities in the Fund's investment portfolio. The advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

McMorgan & Company was founded in 1969. McMorgan & Company also manages private accounts, consisting primarily of retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2000, the advisor had approximately $28 billion of assets under management, including investment company assets of approximately $690 million.

Portfolio Management
An investment management team at McMorgan & Company manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

Management Fees
The Fund pays the advisor an annual advisory fee of 0.50% of average daily net assets for providing investment advisory services. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.50% of the Fund's average daily net assets in advisory fees to McMorgan & Company.

The fees paid to the advisor reflect a voluntary undertaking to waive a portion of its advisory fee. Although the Advisor currently intends to continue this waiver, this voluntary action by the advisor may be discontinued on 60 days' notice. Any amounts waived by the advisor are subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

Buying and Selling Fund Shares
Class Z shares of the Fund are continuously offered only through broker/dealers, financial institutions and financial intermediaries that have selling agreements with the Trust ("qualified financial intermediaries"). Shares are sold at the NAV per share next determined after the Trust or the qualified financial intermediary receives and accepts a proper purchase request. Qualified financial intermediaries are designated agents of the Fund for certain purposes relating to the timing of the receipt of purchase and redemption orders. The Trust, the Fund and the Fund's distributor reserve the right to reject any purchase order from any party for shares of any Fund.

The Fund will ordinarily make payment for redeemed shares within seven business days after the Trust or its designated agent receives and accepts a proper redemption order. A proper redemption order will contain all the necessary information and signatures required to process the redemption order. The redemption price will be the NAV per share next determined after the Trust or its designated agent receives and accepts the shareholder's request in proper form.

Participants in qualified retirement plans will normally receive various materials from their Plans which describe the methods by which a participant may purchase, exchange, transfer or redeem shares.

Financial intermediaries may charge a separate fee for assisting in the processing of any of these transactions.

Additional Information on Buying and Selling Fund Shares General Policies The Fund reserves the right to:
         o reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.
         o make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).
         o refuse purchase or exchange requests in excess of 1% of the Fund's total assets.
         o change the minimum investment amounts.
         o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.
         o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Exchange Privileges
Class Z shares of the Fund may be exchanged for Class Z shares of any of the other series of the Trust. Exchanges are treated as a sale of Fund shares and are subject to the minimum investment requirements.

An exchange may result in a capital gain or loss for tax purposes. The Fund may change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions.

Distribution Plan
The Fund has adopted a 12b-1 plan that allows it to pay distribution and service fees for the sales and distribution of its Class Z shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pricing of Fund Shares
The price of the Fund's shares is based on the Net Asset Value (NAV) of the Fund's portfolio. The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of that Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4 p.m. Eastern time. There is no sales charge in connection with the purchase of shares. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

The portfolio securities of the Fund, except debt securities with maturities of 60 days or less, are valued at market value. If market quotations are not available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Debt securities with maturities of less than 60 days are valued at amortized cost. Under this method of valuation, the advisor values the security at cost and then assumes a constant amortization of any discount or premium to maturity of the security.

Distributions and Taxes

The Fund generally pays dividends and distributions of its net investment income and net capital gains, as described in the table below.

Reinvestment Option
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plan. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions may be taxable at different rates depending on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares or the exchange of shares between two Funds is considered a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                                    Declared & Paid            Federal Tax Status
===========================================================================================================
Dividends from Net Investment Income                    monthly                    ordinary income

Short-term Capital Gains                                annually                   ordinary income

Long-term Capital Gains                                 annually                   capital gain

Distributions from the Fund are expected to be primarily ordinary income.

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states. Participants in qualified retirement plans will be advised by the Plan as to the tax consequences of their holding of, and transactions in fund shares.

Backup Withholding
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks
The Fund's main investment strategies are set out in the front of the prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800-831-1994.

Other Potential Risks
The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and mortgage swap agreements and certain mortgage-related securities, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

Defensive Investing
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

Additional Information
For investors who want more information about the Fund, the following documents are available free upon request:

Annual and Semiannual Reports: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                                    McM Funds
                                    One Bush Street, Suite 800
                                    San Francisco, CA 94104
                                    Telephone: 800-831-1994
                                    Internet address: www.mcmfunds.com

These reports and other information about the McM Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov . You may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicoinfor@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information about the operation of the SEC's Public Reference Section, please call 1-202-942-8090.


The McM Funds' SEC File No. is  811-8370